Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Bonds	₩ 2,010,762	₩ 1,880,818
Less current portion	(504,759)	(369,756)
Bonds	1,506,003	1,511,062
Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	2,015,000	1,885,000
Discount on bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	₩ (4,238)	₩ (4,182)
Bonds issued and outstanding [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	March 2018
Bonds issued and outstanding, annual interest rate	1.73%
Bonds issued and outstanding [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	October 2022
Bonds issued and outstanding, annual interest rate	3.73%